UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 1, 2011 to October 31, 2011

Commission File Number of issuing entity: 333-141930-17

SLM STUDENT LOAN TRUST 2010-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141930-17

SLM FUNDING LLC

(Exact name of depositor as specified in its charter)

SALLIE MAE, INC.

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	04-3480392 04-3480392 54-1843973 (I.R.S. Employer Identification Nos.)

c/o The Bank of New York Mellon Trust Company, National Association

10161 Centurion Parkway

Jacksonville, Florida

32256

(Zip Code)

(Address of principal executive offices

of issuing entity)

(703) 984-5858

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A Student Loan Backed Notes	☐	☐	☑
Class B Student Loan Backed Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑                    No ☐

Item 1. Distribution and Pool Performance Information.

On November 25, 2011, SLM Student Loan Trust 2010-2 (the “Trust”) made its regular monthly distribution of funds to holders of its Student Loan-Backed Notes. Sallie Mae, Inc., as the administrator, distributed the Monthly Distribution Report for the Trust for the period October 1, 2011 to October 31, 2011 to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Monthly Distribution Report is attached to this Report as Exhibit 99.1. This report as well as other information about the Trust is also available on the Administrator’s website at http://www.salliemae.com/about/investors/debtasset/slmsltrusts/.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings. None.

Item 3. Sales of Securities and Use of Proceeds. None.

Item 4. Defaults Upon Senior Securities. None.

Item 5. Submission of Matters to a Vote of Security Holders. None.

Item 6. Significant Obligors of Pool Assets. No updates to report.

Item 7. Significant Enhancement Provider Information. No updates to report.

Item 8. Other Information.

Item 9. Exhibits.

(a) 99.1 Monthly Distribution Report for SLM Student Loan Trust 2010-2 in relation to the distribution on November 25, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: December 5, 2011	SLM STUDENT LOAN TRUST 2010-2

	By:	SALLIE MAE, INC.,
the Administrator

	By:	/s/ STEPHEN O’CONNELL
Name: Stephen O’ Connell
Title: Senior Vice President

INDEX TO EXHIBITS

Exhibit Number	Exhibit
99.1	Monthly Distribution Report for SLM Student Loan Trust 2010-2 in relation to the distribution on November 25, 2011.